(Ohio National Financial Services Letterhead)



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


Re: File Nos. 33-47811, 811-6675
ONE Fund, Inc.
Certification Under Rule 497(j)


Gentlemen:

I, Marcus L. Collins, Assistant Secretary of the Registrant, ONE Fund, Inc., hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph(c) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on October 27, 2000.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fourteenth day of November 2000.

                                                   Sincerely,


                                                   /s/ Marcus L. Collins

                                                   Assistant Secretary